
Year-End 2009

Dear Real Estate Value-Opportunity Fund (HLRRX) Shareholder,

The year 2009 was an excellent year for our fund on both an absolute and relative basis to the REIT indices. The REMS Real Estate Value-Opportunity Fund
(the "Fund") is pleased to report that our fund performance for 2009 was up
42.7% vs. 28.1% for the NAREIT equity index. Our outperformance was driven approximately two thirds by stock selection and one third by sector allocation.
The Fund benefitted from targeted positions in selected REITs, real estate operating companies (REOCs) and REIT preferreds that experienced significant share price recovery when the credit and equity markets re-opened to public real estate. The Fund's differentiated portfolio structure included at year-end
2009, 70.9% common equity holdings of value-oriented REITs, 20.0% of real estate operating companies (REOCs); and a 13.1% position in REIT preferred equity securities. The Fund had ETF positions at year-end which were utilized in part to deploy capital resulting from tax loss selling, and also to maintain
Fund index exposure as we repositioned into additional value candidates. Modest leverage was employed during the year (approximately 4% at year end) and our remaining short positions were eliminated by 4Q.

As we view the next commercial real estate cycle, we believe that the bifurcation between public real estate and private will present continued
opportunities for public real estate investors to capture value. Variables favoring public real estate appear to us to include:

..  The repair of the financial markets is providing public real estate with far greater access to capital than private real estate.

..  The economy is now beginning a recovery, providing evidence of renewed leasing activity and a target for occupancy increase in 2010.

..  As the above forces take shape "cap rates" will stabilize in the private commercial real estate market.

..  Balance sheet strength and operational expertise will allow the public real estate market to gain market share as over-leveraged private market assets are repositioned.

..  Lack of new supply for several years into the future will eventually push real estate asset values toward replacement cost and lead to development opportunities, first for well capitalized public companies.

As financial institutions seek new sponsorship for private real estate portfolios in 2010 and beyond, it is our view that REITs will be net beneficiaries as they have the capital, operating platforms and management teams to assume sponsorship of distressed private real estate. We believe that share prices will move higher over time and that corrections will be limited in scope. We further believe that this will occur independent of the well-advertised declines in private real estate values which lag public share prices, or the unwinding of over-leveraged, poorly underwritten commercial real estate lending that we expect to finally emerge in 2010. While there may be residual issues from the de-leveraging of our economy that the public real estate markets will face, we believe the most significant challenges are behind them. In contrast we think that private real estate will continue to struggle to access capital and de-lever existing portfolios.

Lastly, another source of momentum for domestic public real estate is that US commercial real estate appears to be getting cheap relative to both emerging markets and even the UK and Europe. New York office rents, for


example, no longer rank in the top ten of major global cities and by the pound,
US class A commercial real estate assets -- whether in central business districts of leading US cities or infill suburban locations -- are hard to beat for quality and price. With large amounts of capital searching the globe for opportunities, US commercial real estate is poised to again be discovered.

We will continue to position our real estate portfolios with an emphasis on providing well-diversified commercial real estate holdings across property types, geographic location, and tenant exposure and seek to provide above index dividend yields for our investors.

History has shown the value of asset allocation into the public real estate sector, and we look forward to the growth potential in this asset class as we enter a new real estate market cycle.

Edward W. Turville, CFA
Managing Director

Important Disclosure Statements

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital
Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund's Portfolio Holdings, Sector
Weightings, Number of Holdings and Expense Ratios are as of December 31, 2009
and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of February 1, 2010 and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax-qualified REITs listed in the NYSE, AMEX and NASDAQ
National Market. It is not possible to invest directly in an index.


                COMPARISON OF $10,000 INVESTMENT IN
       REMS REAL ESTATE VALUE-OPPORTUNITY FUND CLASS I SHARES
                     VS. NAREIT EQUITY INDEX**

                            [CHART]

                    REMS FUND      NAREIT EQUITY INDEX
                   ------------    -------------------
                   in thousands      in thousands
12/16/2002           $10.00             $10.00
12/31/2002            10.02              10.03
 6/30/2003            10.84              11.42
12/31/2003            12.17              13.75
 6/30/2004            12.75              14.51
12/31/2004            14.44              18.10
 6/30/2005            15.21              19.25
12/31/2005            15.60              20.30
 6/30/2006            16.90              22.92
12/31/2006            19.45              27.42
12/31/2007            17.45              23.11
12/31/2008            11.81              14.39
12/31/2009            16.85              18.42

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------


                                                             Average Annual Return
                                      Total Return   -------------------------------------
                                        One Year     Five Years Ended    Since Inception
                                    Ended 12/31/2009    12/31/2009    12/16/02 to 12/31/09*
                                    ---------------- ---------------- ---------------------
REMS Real Estate Value Opportunity
  Fund                                   42.66%            3.13%              7.69%
NAREIT Equity Index**                    28.08%            0.36%              9.06%


*  The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

** The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE,
   AMEX, and NASDAQ National Market.
--------------------------------------------------------------------------------

(Thecomparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)


REMS REAL ESTATE VALUE-OPPORTUNITY FUND

FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2009 and held for the six months ended
December 31, 2009.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


---------------------------------------------------------------------------------------------------------
                                                                                Expenses Paid During the
                                           Beginning Account   Ending Account            Period*
                                                 Value              Value         July 1, 2009 through
CLASS I SHARES                               July 1, 2009     December 31, 2009     December 31, 2009
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,458.90               $9.85
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,017.05               $8.08
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                                                                                Expenses Paid During the
                                           Beginning Account   Ending Account            Period*
                                                 Value              Value       December 22, 2009 through
CLASS P SHARES                            December 23, 2009** December 31, 2009     December 31, 2009
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $  995.90               $0.45
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,015.80               $0.46
---------------------------------------------------------------------------------------------------------


*  Expenses are equal to the Fund's annualized expense ratio of 1.59% for Class
   I and 1.84% for Class P, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year for Class I and multiplied by 10 days in the most recent fiscal half year divided by 365 days in the current fiscal year for Class P.


                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
       COMMMON STOCK HOLDINGS BY INDUSTRY SECTOR AS PERCENTAGE OF COMMON
                    STOCK ALLOCATION AS OF DECEMBER 31, 2009

                                    [CHART]

                     Percentage of Common Stock Allocation

 Diversified/Other  Healthecare  Hotel  Multi-Family  Office/Industrial  Retail
 -----------------  -----------  -----  ------------  -----------------  ------
      26.32%           8.20%     8.09%     18.86%           15.03%       14.74%

                                Industry Sector

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
          PREFERRED STOCK HOLDINGS BY INDUSTRY SECTOR AS PERCENTAGE OF
               PREFERRED STOCK ALLOCATION AS OF DECEMBER 31, 2009

                                    [CHART]

                    Percentage of Preferred Stock Allocation

 Diversified/Other    Hotel    Industrial    Multi-Family    Office    Retail
 -----------------    -----    ----------    ------------    ------    ------
       2.43%          2.20%       2.32%          2.01%        3.20%     0.95%

                                Industry Sector


                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 2009


  Number
    of                                                                   % of        Market
  Shares      Security Description                                    Net Assets     Value
  ------      --------------------                                    ----------     ------

              LONG POSITIONS

              COMMON STOCKS                                                91.24%

              DIVERSIFIED/OTHER                                            26.32%
    52,100    Annaly Capital Management                                           $     903,935
    62,600    Crexus Investment Corp.*                                                  873,896
   182,800    HFF Inc.*                                                               1,142,500
    18,800    iShares Cohen & Steers Realty Majors Index Fund                           987,376
    48,300    iShares DJ US RE**                                                      2,217,936
     8,000    Jones Lang LaSalle Inc.                                                   483,200
    99,000    Kennedy-Wilson Holding, Inc.*                                             886,050
   124,600    MI Developments                                                         1,530,088
    20,000    DJ Wilshire REIT ETF                                                      984,200
    22,100    Vanguard REIT ETF                                                         988,754
    12,772    Vornado Realty Trust**                                                    893,274
                                                                                  -------------
                                                                                     11,891,209
                                                                                  -------------

              HEALTHCARE                                                    8.20%
   117,600    Biomed Realty Trust**                                                   1,855,728
   216,940    Cogdell Spencer Inc.                                                    1,227,880
    29,000    Healthcare Realty Trust, Inc.**                                           622,340
                                                                                  -------------
                                                                                      3,705,948
                                                                                  -------------

              HOTEL                                                         8.09%
    31,900    Choice Hotels International                                             1,009,954
    80,600    Gaylord Entertainment Company*                                          1,591,850
   119,000    Sunstone Hotel*                                                         1,056,720
                                                                                  -------------
                                                                                      3,658,524
                                                                                  -------------

              MULTI-FAMILY                                                 18.86%
    33,400    BRE Properties Class A**                                                1,104,872
    28,800    Camden Property Trust                                                   1,220,256
    97,200    Colonial Properties Trust                                               1,140,156
    24,700    iShares FTSE NAREIT Residential Plus Capped Index Fund                    764,119
    74,000    Lennar Corp. "A"                                                          944,980




  Number
    of                                                                    % of        Market
  Shares      Security Description                                     Net Assets     Value
  ------      --------------------                                     ----------     ------

              MULTI-FAMILY (continued)
    76,700    Parkbridge Lifestyles Communities, Inc. (Canada)*                    $     370,203
    90,500    Post Properties, Inc.**                                                  1,773,800
    61,030    Sun Communities, Inc.                                                    1,205,343
                                                                                   -------------
                                                                                       8,523,729
                                                                                   -------------

              OFFICE/INDUSTRIAL                                             15.03%
    63,000    Allied Properties Real Estate Investment Trust (Canada)                  1,162,226
    90,000    DCT Industrial Trust Inc.                                                  451,800
    33,000    iShares FTSE Nareit Industrial/Office Capped Index Fund                    782,760
    45,800    Liberty Property Trust**                                                 1,466,058
    47,800    Mack-Cali Realty Corp.**                                                 1,652,446
   178,000    Mission West Properties, Inc.**                                          1,279,820
                                                                                   -------------
                                                                                       6,795,110
                                                                                   -------------

              RETAIL                                                        14.74%
   104,400    Kimco Realty Corp.                                                       1,412,532
   428,300    Kite Realty Group Trust                                                  1,743,181
   181,700    Ramco-Gershenson Properties Trust                                        1,733,418
     9,600    Regency Centers Corp.                                                      336,576
   109,800    Retail Opportunity Investments Corp.*                                    1,110,078
    16,500    Weingarten Realty                                                          326,535
                                                                                   -------------
                                                                                       6,662,320
                                                                                   -------------

              TOTAL COMMON STOCKS
              (Cost: $35,869,081)                                                     41,236,840
                                                                                   -------------

              PREFERRED STOCK                                               13.11%

              DIVERSIFIED/OTHER                                              2.43%
    52,400    Cousins Properties, Inc., Series A, 7.75%**                              1,098,304
                                                                                   -------------

              HOTEL                                                          2.20%
    20,400    LaSalle Hotel Properties, Series G, 7.250%**                               436,560
    24,000    Sunstone Hotel, Series A, 8.000%                                           555,600
                                                                                   -------------
                                                                                         992,160
                                                                                   -------------

              INDUSTRIAL                                                     2.32%
    55,400    Duke Realty Corp., Series L, 6.60%**                                     1,049,830
                                                                                   -------------




Number
  of                                                                 % of        Market
Shares Security Description                                       Net Assets     Value
------ --------------------                                       ----------    ------

       MULTI-FAMILY                                                     2.01%
40,575 Apartment Investment & Management Co., Series Y, 7.875%**              $   907,663
                                                                              -----------

       OFFICE                                                           3.20%
28,100 Kilroy Realty Corp., Series F, 7.500%**                                    654,730
34,500 SL Green Realty Corp., Series C, 7.625%**                                  791,775
                                                                              -----------
                                                                                1,446,505
                                                                              -----------

       RETAIL                                                           0.95%
12,900 CBL & Associates Properties, Series C, 7.750%                              263,160
 8,600 CBL & Associates Properties, Series D, 7.375%                              166,066
                                                                              -----------
                                                                                  429,226
                                                                              -----------

       TOTAL PREFERRED STOCKS
       (Cost: $4,731,632)                                                       5,923,688
                                                                              -----------

       TOTAL LONG POSITIONS
       (Cost: $40,600,713)                                                     47,160,528
                                                                              -----------

       NET INVESTMENTS IN SECURITIES
       (Cost: $40,600,713)                                            104.35%  47,160,528
       Other assets, net of liabilities                                -4.35%  (1,963,939)
                                                                      ------  -----------

       NET ASSETS                                                     100.00% $45,196,589
                                                                      ======  ===========


* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the
Fund's related balance sheet.)
** All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $15,778,605.

See Notes to Financial Statements


REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009
--------------------------------------------------------------------------------

ASSETS
 Investments at fair value (identified cost of $40,600,713) (Note 1)                    $ 47,160,528
 Receivable from broker                                                                        2,447
 Receivable for securities sold                                                            2,556,725
 Dividends and interest receivable                                                           238,441
 Receivable for capital stock sold                                                             2,267
 Receivable for dividend taxes withheld                                                       19,587
 Prepaid expenses                                                                             20,243
                                                                                        ------------
   TOTAL ASSETS                                                                           50,000,238
                                                                                        ------------

LIABILITIES
 Bank overdraft                                                                              319,341
 Due to broker for borrowings                                                              3,802,662
 Payable for securities purchased                                                            621,051
 Payable for capital stock redeemed                                                           35,067
 Accrued investment management fees                                                            7,385
 Accrued professional fees                                                                     7,808
 Accrued administration, transfer agent and accounting fees                                    7,765
 Accrued custodian fees                                                                        2,570
                                                                                        ------------
   TOTAL LIABILITIES                                                                       4,803,649
                                                                                        ------------

NET ASSETS                                                                              $ 45,196,589
                                                                                        ============
 Net Assets Consist of:
 Paid-in-capital applicable to 4,860,205 $0.01 par value shares of beneficial interest
   outstanding                                                                          $ 63,150,857
 Accumulated net investment loss                                                             (15,646)
 Accumulated net realized gain (loss) on investments                                     (24,498,437)
 Accumulated net unrealized appreciation (depreciation) on investments                     6,559,815
                                                                                        ------------
 Net Assets                                                                             $ 45,196,589
                                                                                        ============

NET ASSET VALUE PER SHARE
Class I
($45,194,099/4,859,935 shares outstanding; 25,000,000 authorized)                       $       9.30
                                                                                        ============
Class P
($2,490/270 shares outstanding; 25,000,000 authorized)                                  $       9.22
                                                                                        ============


See Notes to Financial Statements


REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS

Year ended December 31, 2009
--------------------------------------------------------------------------------


INVESTMENT INCOME
 Dividends (Net of foreign tax withheld of $18,646)                                   $  2,409,341
 Interest                                                                                      664
                                                                                      ------------
   Total investment income                                                               2,410,005
                                                                                      ------------

EXPENSES
 Investment management fees (Note 2)                                                       404,140
 Recordkeeping and administrative services (Note 2)                                         52,413
 Accounting fees (Note 2)                                                                   40,414
 Custodian fees                                                                              9,311
 Transfer agent fees (Note 2)                                                               30,588
 Professional fees                                                                          57,913
 Filing and registration fees (Note 2)                                                      20,194
 Directors fees                                                                             14,400
 Compliance fees                                                                            10,556
 Shareholder servicing and reports (Note 2)                                                 61,167
 Dividend expense                                                                           16,448
 Interest expense                                                                           19,999
 Other                                                                                      55,569
                                                                                      ------------
   Total expenses                                                                          793,112
   Fees paid indirectly (Note 7)                                                           (40,826)
   Management fee waiver (Note 2)                                                         (109,621)
                                                                                      ------------
   Net expenses                                                                            642,665
                                                                                      ------------
   Net investment income (loss)                                                          1,767,340
                                                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  SECURITIES SOLD SHORT
 Net realized gain (loss) on:
   Investments                                                                         (11,748,309)
   Securities sold short                                                                   212,717
   Foreign currency                                                                        (15,646)
 Net increase (decrease) in unrealized appreciation (depreciation) of:
   Investments                                                                          24,024,488
   Securities sold short                                                                   120,425
                                                                                      ------------
   Net realized and unrealized gain (loss) on investments and securities sold short     12,593,675
                                                                                      ------------

   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                  $ 14,361,015
                                                                                      ============


See Notes to Financial Statements


REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                      Year ended        Year ended
                                                   December 31, 2009 December 31, 2008
                                                   ----------------- -----------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                        $  1,767,340      $  1,564,353
 Net realized gain (loss) on investments,
   securities sold short, and foreign currencies      (11,551,238)       (8,002,537)
 Net increase (decrease) in unrealized
   appreciation (depreciation) of investments
   and foreign currencies                              24,144,913       (15,696,225)
                                                     ------------      ------------
 Increase (decrease) in net assets from
   operations                                          14,361,015       (22,134,409)
                                                     ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   Class I                                             (1,767,324)       (1,556,580)
   Class P                                                    (16)               --
 Return of capital
   Class I                                               (818,263)       (1,708,615)
   Class P                                                     (4)               --
                                                     ------------      ------------
 Decrease in net assets from distributions             (2,585,607)       (3,265,195)
                                                     ------------      ------------

CAPITAL STOCK TRANSACTIONS (Note 5)
 Shares sold
   Class I                                             13,236,882        34,809,605
   Class P                                                  2,500                --
 Distributions reinvested
   Class I                                              1,828,373         2,319,920
   Class P                                                     22                --
 Shares redeemed                                                                 --
   Class I                                            (26,491,255)      (14,604,192)
   Class P                                                     --                --
                                                     ------------      ------------
 Increase (decrease) in net assets from capital
   stock transactions                                 (11,423,478)       22,525,333
                                                     ------------      ------------

NET ASSETS
 Increase (decrease) during year                          351,930        (2,874,271)
 Beginning of year                                     44,844,659        47,718,930
                                                     ------------      ------------
End of year (including accumulated net
  investment income (loss) of $(15,646) and $(0),
  respectively)                                      $ 45,196,589      $ 44,844,659
                                                     ============      ============


See Notes to Financial Statements


REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------


                                                                                          Year ended
                                                                                       December 31, 2009
                                                                                       -----------------
INCREASE/(DECREASE) IN CASH
 Cash flows from operating activities:
   Net increase (decrease) in net assets from operations                                 $ 14,361,015
   Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
     Purchase of investment securities                                                    (57,802,945)
     Proceeds from disposition of investment securities                                    63,511,488
     Decrease (increase) in receivables for securities sold                                (2,556,725)
     Decrease (increase) in receivable from broker                                              3,975
     Decrease (increase) in dividends and interest receivable                                 220,918
     Decrease (increase) in prepaid assets                                                     (1,381)
     Decrease (increase) in receivable for dividend taxes withheld                              3,389
     Purchase and sale of securities sold short - net                                        (623,628)
     Increase (decrease) in payable for securities purchased                               (2,178,513)
     Increase (decrease) in distribution payable                                             (316,953)
     Decrease (increase) in deposits into brokers for securities sold short                 3,813,133
     Increase (decrease) in due to broker for borrowings                                    3,802,662
     Increase (decrease) in accrued management fees                                             2,010
     Increase (decrease) in other accrued expenses                                              3,084
     Unrealized depreciation on investments and securities sold short                     (24,144,913)
     Net realized loss from investments and securities sold short and foreign
       currency (net of $382,498 of capital gain distributions)                            11,933,736
     Return of capital dividends received                                                     507,140
                                                                                         ------------
     Net cash provided by operating activities:                                            10,537,492
                                                                                         ------------
Cash flows from financing activities:
   Proceeds from shares sold                                                               13,499,557
   Payments on shares redeemed                                                            (26,833,578)
   Cash distributions paid                                                                   (757,212)
                                                                                         ------------
     Net cash used in financing activities                                                (14,091,233)
                                                                                         ------------
     Net decrease in cash                                                                  (3,553,741)
Cash:
 Beginning balance                                                                          3,234,400
                                                                                         ------------
 Ending balance                                                                          $   (319,341)
                                                                                         ============


See Notes to Financial Statements


REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                Class I Shares
                                  -------------------------------------------------------------------------
                                                                           July 1, 2006
                                   Year ended   Year ended    Year ended     through      Year ended   Year ended
                                  December 31, December 31,  December 31,  December 31,    June 30,     June 30,
                                   2009/(1)/    2008/(1)/        2007         2006*          2006         2005
                                  ------------ ------------  ------------  ------------   ----------   ----------
Net asset value, beginning
 of period                          $   7.00     $  10.96      $  16.15      $  15.01      $  15.50     $  14.14
                                    --------     --------      --------      --------      --------     --------
Investment activities
  Net investment income                 0.31         0.29          0.36          0.04          0.27         0.31
  Net realized and
   unrealized gain (loss) on
   investments                          2.45        (3.70)        (1.93)         2.21          1.29         2.34
                                    --------     --------      --------      --------      --------     --------
  Total from investment
   activities                         2.76        (3.41)        (1.57)         2.25           1.56         2.65
                                    --------     --------      --------      --------      --------     --------
Distributions
  Net investment income                (0.29)       (0.26)        (0.36)        (0.23)        (0.18)       (0.35)
  Realized gains                          --           --         (2.96)        (0.88)        (1.76)       (0.70)
  Return of capital                    (0.17)       (0.29)        (0.30)           --         (0.11)       (0.24)
                                    --------     --------      --------      --------      --------     --------
  Total distributions                  (0.46)       (0.55)        (3.62)        (1.11)        (2.05)       (1.29)
                                    --------     --------      --------      --------      --------     --------

Net asset value, end of
 period                             $   9.30     $   7.00      $  10.96      $  16.15      $  15.01     $  15.50
                                    ========     ========      ========      ========      ========     ========

Ratios/Supplemental Data
Total Return                           42.66%      (32.22%)      (10.27%)       15.07%        11.15%       19.26%
Ratio to average net assets/(A)/
  Expenses/(B)/                         1.59%        1.60%         1.77%         2.27%**       2.16%        2.73%
  Net investment income                 4.37%        2.86%         2.27%         1.95%**       2.79%        1.35%
Portfolio turnover rate               139.01%      145.98%       104.22%        64.82%        58.82%       45.00%
Net assets, end of period
 (000's)                            $ 45,194     $ 44,845      $ 47,719      $ 60,857      $ 55,177     $ 42,974


* Effective July 2, 2006, the Fund changed its year end from June 30 to
December 31.

** Annualized

/(1)/ Per share amounts calculated using the average share method.

/(A)/ Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.27% for the year ended December 31, 2009,
0.20% for the year ended December 31, 2008, 0.11% for the year ended
December 31, 2007, 0.21% for the period ended December 31, 2006, 0.15% for the year ended June 30, 2006 and 0.56% for the year ended June 30, 2005.

/(B)/ Expense ratio reflects the effect of fee waivers and reimbursements.

See Notes to Financial Statements


REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                         Class P Shares
                                                   ---------------------------
                                                   Period December 23, 2009 to
                                                   December 31, 2009/(1) (2)/
                                                   ---------------------------
 Net asset value, beginning of period                       $   9.34
                                                            --------
 Investment activities
  Net investment income                                         0.04
  Net realized and unrealized gain on investments              (0.08)
                                                            --------
  Total from investment activities                             (0.04)
                                                            --------
 Distributions
  Net investment income                                        (0.04)
  Realized gains                                                  --
  Return of capital                                            (0.04)
                                                            --------
  Total distributions                                          (0.08)
                                                            --------

 Net asset value, end of period                             $   9.22
                                                            ========

 Ratios/Supplemental Data
 Total Return*                                                 (0.39%)
 Ratio to average net assets/(A)/
  Expenses/(B)/                                                 1.84%**
  Net investment income                                         4.12%**
 Portfolio turnover rate                                      139.01%
 Net assets, end of period (000's)                          $      2


/(1)/ Per share amounts calculated using the average share method.

/(2) /Commencement of operations for Class P shares was December 23, 2009.

/(A)/ Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.27% for the period ended December 31, 2009.

/(B)/ Expense ratio reflects the effect of fee waivers and reimbursements.

* Not annualized.

** Annualized.

See Notes to Financial Statements


REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2009
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The REMS Real Estate Value-Opportunity Fund (the "Fund"), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28,
2004, is a series of The World Funds, Inc. ("TWF"); which is registered under
The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund
was reorganized as a series of TWF under the Agreement and Plan of
Reorganization (the "Plan") approved at a special meeting of the shareholders held on November 17, 2005. TWF has allocated to the Fund 50,000,000 (Class I:
25,000,000, Class P: 25,000,000) shares of its 1,500,000,000 shares of $.01 par value common stock. The Fund maintains its financial statements, information and performance history in accordance with the Plan.

      The investment objective of the Fund is to achieve long-term growth of capital and current income. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts ("REITs") and real estate operating companies ("REOCs").

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America
("GAAP").

Security Valuation

      The Fund's securities are valued at fair value. Investments in securities traded on the national securities exchanges or included in the NASDAQ National
Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price.
Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds,
U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York
Stock Exchange ("NYSE"). The value of these securities used in computing the
NAV is determined as of such times.

      The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are in U.S.
equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.


      When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the
Fund's NAV that fairly reflects security values as of the time of pricing.
However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:


Level 1 --  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 --  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 --  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.


      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Fund's investments as of December 31, 2009:


                                       Level 2
                                        Other      Level 3
                           Level 1   Significant Significant
                           Quoted    Observable  Unobservable
                           Prices      Inputs       Inputs       Total
                         ----------- ----------- ------------ -----------
       Common Stocks     $41,236,840     $--         $--      $41,236,840
       Preferred Stocks    5,923,688      --          --        5,923,688
                         -----------     ---         ---      -----------
                         $47,160,528     $--         $--      $47,160,528
                         ===========     ===         ===      ===========


      Refer to the Fund's Schedule of Investments for a listing of the securities by industry.

      There were no Level 3 investments held during the year.

Security Transactions and Income

      Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis.
Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.


      The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services.
Any cash balances include amounts of "restricted cash" consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

      Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund's investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted on a timely basis. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Accounting Estimates

      In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

      Management has reviewed the Fund's tax positions for each of the open tax years (2006-2009), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the
Fund's tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

      GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2009, the Fund decreased undistributed net investment loss by $515,411, decreased accumulated net realized investment loss by $302,856 and decreased paid-in capital by $818,267.

Class Net Asset Values and Expenses

      All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.


Currency Translation

      The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

      The Fund has made certain investments in real estate investment trusts
("REITs") which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT's taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the
Fund's distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

      A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund's custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the
Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S.
Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs.
At December 31, 2009, there were no outstanding securities sold short.


NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate
Management Services Group ("REMS"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive or limit its fees and to assume other operating expenses, so that the ratio of total operating expenses for the Fund's shares is limited to
1.50% for Class I shares and 1.75% for Class P shares. Fund operating expenses do not include dividends on short sales, interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the year ended December 31, 2009, the Advisor earned $404,140 and waived $109,621.

      REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the
Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the fund. The total amount of recoverable reimbursements as of December 31, 2009 was $161,025 and expires as follows:


                            Year Expiring   Amount
                            -------------  ---------
                                2010       $  29,264
                                2011          22,140
                                2012         109,621
                                           ---------
                                           $ 161,025
                                           =========


      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the year ended December 31, 2009, no underwriting fees were received by FDCC in connection with the distribution of the Fund's shares.

      The Fund has adopted a Distribution Plan (the "Plan") for Class P Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to
0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares. For the period December 23, 2009 through December 31, 2009, there were no Class P 12b-1 expenses incurred.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing registration services. For such administrative services, CSS receives an asset-based fee based on the Fund's average daily net assets. For the year ended December 31, 2009, CSS earned $52,413 for its services, of which $4,528 was due from the Fund. Additionally, CSS received $2,550 of the $20,194 of filing and registration fees expense incurred and $2,067 of the $61,167 of shareholder servicing and reports expense incurred for hourly services provided to the Fund.


      Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and
Dividend Disbursing Agent. For the year ended December 31, 2009, CFSI earned
$30,588, of which $1,386 was due from the Fund.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. For the year ended December 31, 2009, CFA earned $40,414 for its services, of which
$1,851 was due from the Fund.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or a director of CFA, CSS, FDCC and CFSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2009, aggregated
$57,802,945 and $63,511,488, respectively. These amounts do not include purchases of $4,838,193 to cover short sales and proceeds of $5,446,174 from sales of short securities.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

      Quarterly income dividends declared by the Fund are reallocated at
December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

      The tax character of distributions paid during the years ended
December 31, 2009 and December 31, 2008 were as follows:


                                      Year ended        Year ended
                                   December 31, 2009 December 31, 2008
                                   ----------------- -----------------
         Distributions paid from:
         Ordinary income              $1,767,340        $1,556,580
         Realized gains                       --                --
         Return of capital               818,267         1,708,615
                                      ----------        ----------
            Total                     $2,585,607        $3,265,195
                                      ==========        ==========



      As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:


         Accumulated net realized gain (loss)           $(21,058,854)
         Net unrealized appreciation (depreciation) on
           investments and investments sold short           3,120,232
         Post-October foreign currency losses*                (15,646)
                                                        -------------
                                                        $ (17,954,268)
                                                        =============


       *  Under current tax law, security and currency losses realized after
          October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year.

      The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

      As of December 31, 2009, the cost for Federal income tax purpose was
$44,394,936.


             Net unrealized appreciation consists of:
             Gross unrealized appreciation             $ 6,559,815
             Gross unrealized depreciation              (3,439,583)
                                                       -----------
             Net unrealized appreciation               $ 3,120,232
                                                       ===========


NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:


                                Class I Shares            Class I Shares
                                  Year ended                Year ended
                              December 31, 2009          December 31, 2008
                          -------------------------  ------------------------
                             Shares        Value       Shares        Value
                          -----------  ------------  ----------  ------------
 Shares sold                1,741,257  $ 13,236,882   3,314,804  $ 34,809,605
 Shares reinvested            291,610     1,828,373     258,056     2,319,920
 Shares redeemed           (3,575,481)  (26,491,255) (1,523,418)  (14,604,192)
                          -----------  ------------  ----------  ------------
 Net increase (decrease)  $(1,542,614) $(11,426,000)  2,049,442  $ 22,525,333
                          ===========  ============  ==========  ============

                                Class P Shares
                           Period December 23, 2009
                             to December 31, 2009
                          -------------------------
                             Shares        Value
                          -----------  ------------
 Shares sold                      268  $      2,500
 Shares reinvested                  2            22
 Shares redeemed                  (--)          (--)
                          -----------  ------------
 Net increase                     270  $      2,522
                          ===========  ============



NOTE 6 - SUBSEQUENT EVENTS

      Management has evaluated all transactions and events subsequent to the date of the balance sheet through February 26, 2010, the date on which these financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures on the Fund's financial statements.

NOTE 7 - COMMISSION RECAPTURE AGREEMENT

      The Fund entered into an agreement with Fidelity Capital Markets ("FCM"), a brokerage services provider, on June 14, 2004, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, FCM transfers the available commissions earned monthly to the Fund's administrator. The Fund's administrator used $40,826 to offset operating expenses for the year ended
December 31, 2009.

NOTE 8 - RISKS AND CONCENTRATIONS

      The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in selling securities short
(See "Short Sales" in Note 1) and borrowing for leverage. The Fund has the ability to borrow funds on a secured basis to invest in portfolio securities.
The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time.
However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10%
or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

      Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund's exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.
The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund's obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender.
Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time.
This may require the Fund to sell assets it would not otherwise choose to sell at that time. To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased


with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances.

      At December 31, 2009, the Fund owed $3,802,662 on this leverage agreement. The average borrowings for the year ended December 31, 2009 were
$286,539. The interest rate charged for these borrowings, Fed Fund open rate minus 50 basis points, was 6.25% at December 31, 2009 (average rate for year was 6.98%) and the Fund incurred interest expense of $19,999 for the year ended
December 31, 2009. Securities with a market value of $15,778,605 were held as collateral on these borrowings.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
REMS Real Estate Value - Opportunity Fund
And the Board of Directors of
The World Funds, Inc.

We have audited the accompanying statement of assets and liabilities of REMS
Real Estate Value - Opportunity Fund (the "Fund"), a series of The World Funds,
Inc., including the schedule of investments, as of December 31, 2009, and the related statement of operations and cash flows, the statements of changes in net assets, and financial highlights for the year then ended and the statements of changes in net assets and the financial highlights for the three years in the period then ended and for the period July 1, 2006 through December 31, 2006 and the year ended June 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2005 was audited by other auditors whose report dated August 24, 2005 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of December 31,
2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of REMS
Real Estate Value - Opportunity Fund as of December 31, 2009, the results of its operations and cash flows, the changes in its net assets for the two years in the period then ended and financial highlights for the three years in the period then ended and for the period July 1, 2006 through December 31, 2006 and for the year ended June 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 26, 2010


REMS REAL ESTATE VALUE-OPPORTUNITY FUND
The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (unaudited)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered
"interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The
Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.



Name, Address and Year Born  Position(s) Held  Number of Principal Occupation(s) During the Past           Other
                             with Company      Funds in  Five (5) Years                                    Directorships
                             and Tenure        Company                                                     by Directors
                                               Overseen                                                    and Number of
                                                                                                           Funds in the
                                                                                                           Complex
                                                                                                           Overseen
------------------------------------------------------------------------------------------------------------------------
 Interested Directors:
------------------------------------------------------------------------------------------------------------------------

 *John Pasco, III /(1)/       Chairman,        9         Treasurer and Director of Commonwealth            The World
 8730 Stony Point Parkway     Director and               Shareholder Services, Inc. ("CSS"), the           Insurance
 Suite 205                    Treasurer                  Company's Administrator, since 1985;              Trust - 1
 Richmond, VA 23235           since May,                 President and Director of First Dominion          Fund;
 (1945)                       1997                       Capital Corp. ("FDCC"), the Company's
                                                         underwriter; President and Director of
                                                         Commonwealth Fund Services, Inc., the
                                                         Company's Transfer and Disbursing Agent
                                                         since 1987; President and Treasurer of
                                                         Commonwealth Capital Management, Inc. since
                                                         1983 ; President of Commonwealth Capital
                                                         Management, LLC, the adviser to the Fund and
                                                         the adviser to the Satuit Capital Small Cap Fund
                                                         series of the Company, from December, 2000 to
                                                         October, 2007; President and Director of
                                                         Commonwealth Fund Accounting, Inc., which
                                                         provides bookkeeping services to the Company;
                                                         and Chairman, Trustee and Treasurer of The
                                                         World Insurance Trust, a registered investment
                                                         company, since May, 2002. Mr. Pasco is a
                                                         certified public accountant.




-------------------------------------------------------------------------------------------------------------------------

Name, Address and Year Born  Position(s) Held  Number of Principal Occupation(s) During the Past            Other
                             with Company      Funds in  Five (5) Years                                     Directorships
                             and Tenure        Company                                                      by Directors
                                               Overseen                                                     and Number of
                                                                                                            Funds in the
                                                                                                            Complex
                                                                                                            Overseen
-------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-------------------------------------------------------------------------------------------------------------------------

Samuel Boyd, Jr.             Director          9         Retired. Manager of the Customer Services          The World
8730 Stony Point Parkway     since May,                  Operations and Accounting Division of the          Insurance
Suite 205                    1997                        Potomac Electric Power Company from                Trust - 1
Richmond, VA 23235                                       August, 1978 until April, 2005; a Trustee of       Fund; Satuit
(1940)                                                   The World Insurance Trust, a registered            Capital
                                                         investment company, since May, 2002; a             Management
                                                         Trustee of Satuit Capital Management Trust, a      Trust - 2
                                                         registered investment company, since October,      Funds;
                                                         2002 and a Trustee of Janus Advisors Series
                                                         Trust, a registered investment company, from
                                                         2003 to 2005.
-------------------------------------------------------------------------------------------------------------------------

William E. Poist             Director          9         Financial and Tax Consultant through his firm      The World
8730 Stony Point Parkway     since May,                  Management Funds Consulting for                    Insurance
Suite 205                    1997                        Professionals since 1974; a Trustee of Satuit      Trust - 1
Richmond, VA 23235                                       Capital Management Trust, a registered             Fund and
(1939)                                                   investment company, since November, 2003;          Satuit
                                                         and a Trustee of The World Insurance Trust, a      Capital
                                                         registered investment company, since May,          Management
                                                         2002. Mr. Poist is a certified public accountant.  Trust - 2
                                                                                                            Funds;
-------------------------------------------------------------------------------------------------------------------------

Paul M. Dickinson            Director          9         President of Alfred J. Dickinson, Inc. Realtors    The World
8730 Stony Point Parkway     since May,                  since April, 1971; a Trustee of Satuit Capital     Insurance
Suite 205                    1997                        Management Trust, a registered investment          Trust - 1
Richmond, VA 23235                                       company, since November, 2003 and Trustee of       Fund and
(1947)                                                   The World Insurance Trust, a registered            Satuit
                                                         investment company, since May, 2002.               Capital
                                                                                                            Management
                                                                                                            Trust - 2
                                                                                                            Funds;
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Officers:
-------------------------------------------------------------------------------------------------------------------------

*Leland H. Faust             President of the  N/A       President of CSI Capital Management, Inc., a       N/A
600 California Street        CSI Equity Fund             registered investment adviser, since 1978.
18/th/ Floor                 series since                Partner in the law firm Taylor & Faust since
San Francisco, CA 94108      October, 1997               September, 1975.
(1946)
-------------------------------------------------------------------------------------------------------------------------

Karen M. Shupe               Secretary since   N/A       Managing Director, Commonwealth                    N/A
8730 Stony Point Parkway     2005 and                    Shareholder Services, since 2003. Financial
Suite 205                    Treasurer since             Reporting Manager, Commonwealth
Richmond, VA 23235           June, 2006                  Shareholder Services, Inc. from 2001 to 2003.
(1964)
-------------------------------------------------------------------------------------------------------------------------





Name, Address and Year Born  Position(s) Held  Number of Principal Occupation(s) During the Past          Other
                             with Company      Funds in  Five (5) Years                                   Directorships
                             and Tenure        Company                                                    by Directors
                                               Overseen                                                   and Number of
                                                                                                          Funds in the
                                                                                                          Complex
                                                                                                          Overseen
-----------------------------------------------------------------------------------------------------------------------
 Officers (continued):
-----------------------------------------------------------------------------------------------------------------------

 David D. Jones, Esq.        Chief Compliance  N/A       Managing Member, Drake Compliance, LLC, a        N/A
 395 Sawdust Road,           Officer since               regulatory consulting firm, since 2004.
 Suite 2137                  June, 2008                  Principal Attorney, David Jones & Assoc., P.C.,
 The Woodlands, TX 77380                                 a law firm, since 1998.
 (1957)


/(1)/ Mr. Pasco is considered to be an "interested person" of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the
Company because: (1) he is an officer of the Company; (2) he owns Commonwealth
Capital Management, LLC, which serves as the investment adviser to the Eastern
European Equity Fund; (3) he is a managing member of Third Millennium
Investment Advisors, LLC, which serves as the investment adviser to the Third
Millennium Russia Fund; (4) he owns FDCC, the principal underwriter of the
Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's
Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth
Fund Services, Inc., the Company's Transfer and Disbursing Agent.


REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund's portfolio is available, without charge and upon request, by calling
1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q".
These filings are available without charge and upon request, by calling
1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Directors of the Company (the "Board") held on
August 27, 2009, the Board, including those directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the
"Independent Directors"), re-approved the investment advisory agreement (the
"Advisory Agreement") between the Company, on behalf of the Fund, and Real
Estate Management Services Group, LLC (the "Adviser").

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and re-approve the existing Advisory Agreement after its initial two-year term:
(i) by the vote of the Board or by a vote of the shareholders of the Fund; and
(ii) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval. Each year, the
Board calls and holds a meeting to decide whether to renew the Advisory
Agreement for an additional one-year term.

In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser, including written materials provided by the
Adviser regarding: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed further below. The Board uses this information, as well as other information that the
Adviser and other service providers of the Fund may submit to the Board, to help decide whether to renew the Advisory Agreement for an additional year. In approving the Advisory Agreement, the Board considered many factors, including the following:


Nature, Extent and Quality of Services Provided by the Adviser

The Board reviewed the services that the Adviser provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by the Adviser in managing the Fund. The Board considered and discussed, among other things, the Fund's history, track record and personnel.
On this basis, along with information provided in advance of the meeting, the
Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser.

Investment Performance of the Fund

The Board, using written materials provided by the Adviser and by Lipper, considered the Fund's performance compared to a benchmark index and other similar mutual funds for various trailing periods. In particular, the Board noted that the Fund's performance was generally favorable to that of its peer group, and concluded that it was satisfied with the investment performance of the Fund.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the
Board reviewed a report of the advisory fee paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Fund. The Board considered the information provided and concluded that such profits were not excessive.
Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was comparable to those of similar mutual funds, appeared reasonable in light of the services rendered and was the result of arm's length negotiations. The Board also considered the Adviser's contractual agreement to waive a portion of its advisory fee in an effort to control the Fund's expense ratio. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Other Considerations

The Board also determined that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Adviser's expense limitation and fee waiver arrangement with the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.


Investment Adviser:

Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions,
call or write to the REMS Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free.
Fund information is also available online at theworldfunds.com.

[LOGO] REMSGroup
REAL ESTATE MANAGEMENT
SERVICES GROUP, LLC

                         Annual Report to Shareholders

                            REMS REAL ESTATE VALUE-
                               OPPORTUNITY FUND

        A series of The World Funds, Inc. A "Series" Investment Company

                     For the Year Ended December 31, 2009